Consolidated Subsidiaries - Summary of Changes in Goodwill (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	₩ 105,647	₩ 98,166
Goodwill, Beginning	98,166	97,977
Increase	7,482	189
Decrease	0	0
Goodwill, Ending	105,647	98,166
Acquisition cost
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	105,647	98,166
Goodwill, Beginning	98,166	97,977
Increase	7,481	189
Decrease	0	0
Goodwill, Ending	105,647	98,166
Less: Accumulated impairment
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	0	0
Goodwill, Beginning	0	0
Increase	0	0
Decrease	0	0
Goodwill, Ending	₩ 0	₩ 0